Business Combination - Summary of Acquisition of Additional Noncontrolling Interests (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Aug. 23, 2021 INR (₨)
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Cash consideration paid to non- controlling shareholders	₨ 237	$ 3	₨ 37	₨ 737
ReNew Power Private Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Date of transaction with non-controlling interests				Aug. 23, 2021
Segment				Wind and solar power
Change in interest (%)				3.34%
Non-controlling interest acquired				₨ 4,242
CCDs derecognised (liability and equity component)				0
Cash consideration paid to non- controlling shareholders				736
Issue of Class C shares of the Company (including share premium)				9,128	₨ 9,128
Difference recognised in capital reserve within equity				₨ (5,623)